Inverse NASDAQ-100 Strategy Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	18.53%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	(15.68%)	(19.07%)	(17.41%)
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(17.58%)	(19.74%)	(17.78%)
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(9.32%)	(13.05%)	(10.01%)
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(15.85%)	(19.26%)	(17.62%)